Cover	Oct. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Direct Digital Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41261
Entity Tax Identification Number	87-2306185
Entity Address, Address Line One	1177 West Loop South
Entity Address, Address Line Two	Suite 1310
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	832
Local Phone Number	402-1051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	DRCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001880613